Other non-current financial liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current financial liabilities	Other non-current financial liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2023	2022
Put options related to acquisitions		3,596	15,419
Liabilities related to share-based payment transactions	24	2,373	—
Lease liabilities non-current	13	10,243	11,319
Other non-current liabilities	16	2,599	2,967
Total		18,811	29,705
The other non-current liabilities relate to a pension liability plan in Sweden and the corresponding revaluation. For further details please refer to Note 16.
Put options related to acquisitions

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2023	2022
Opening balance as of April 1		15,419	7,423
Acquisition of subsidiaries		—	6,792
Changes in fair value recognized in income statement		(10,472)	1,925
Derecognition of options		—	(895)
Exchange differences		(557)	174
Closing balance as of March 31		4,390	15,419
Non-current portion		3,596	15,419
Current portion	40	794	—
As of March 31, 2023 the put options comprise of EUR1.8 million and EUR2.6 million related to the acquisitions of ZigZag and Yocuda respectively.
The fair value of the put options was derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The main driver for the valuation of the put options in both cases is the underlying business plan. The top and bottom 5% of extreme values have been excluded from the calculations.